PROVISION FOR PENSION AND POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2020
Disclosure of employee benefits [Abstract]
PROVISION FOR PENSION AND POST-RETIREMENT BENEFITS	PROVISION FOR PENSION AND POST-RETIREMENT BENEFITS

	US Dollars
Figures in millions	2020	2019	2018

Defined benefit plans
The retirement schemes consist of the following:
Post-retirement medical scheme for AngloGold Ashanti's South African employees	77	93	93
Other defined benefit plans	6	7	7
	83	100	100

Figures in millions	2020	2019	2018
	US Dollars
Post-retirement medical scheme for AngloGold Ashanti's South African employees
The provision for post-retirement medical funding represents the provision for health care benefits for employees and retired employees and their registered dependants.
The post-retirement benefit costs are assessed in accordance with the advice of independent professionally qualified actuaries. The actuarial method used is the projected unit credit funding method. This scheme is unfunded. The last valuation was performed as at 31 December 2020.
Information with respect to the defined benefit liability is as follows:
Benefit obligation
Balance at beginning of year	93	93	115
Interest cost	7	8	9
Benefits paid	(7)	(8)	(10)
Actuarial (gain) loss	(9)	(2)	(5)
Translation	(5)	2	(16)
Balance at end of year	79	93	93
Settlement gain	(2)	—	—
Net amount recognised	77	93	93

Components of net periodic benefit cost
Interest cost	7	8	9
Net periodic benefit cost	7	8	9
Assumptions
Assumptions used to determine benefit obligations at the end of the year are as follows:
Discount rate	9.14%	9.15%	9.57%
Expected increase in health care costs	6.06%	7.25%	7.35%

Assumed health care cost trend rates at 31 December:
Health care cost trend assumed for next year	6.06%	7.25%	7.35%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	6.06%	7.25%	7.35%

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A 1% point change in assumed health care cost trend rates would have the following effect:
Effect on total service and interest cost – 1% point increase	—	1	1
Effect on post-retirement benefit obligation – 1% point increase	4	7	7
Effect on total service and interest cost – 1% point decrease	—	(1)	(1)
Effect on post-retirement benefit obligation – 1% point decrease	(4)	(6)	(7)

Cash flows
Contributions
AngloGold Ashanti Limited expects to contribute $8m to the post-retirement medical plan in 2021.

Estimated future benefit payments
The following medical benefit payments, which reflect the expected future service, as appropriate, are expected to be paid:
2021	8
2022	9
2023	9
2024	9
2025	9
Thereafter	33